SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision/(benefit) at statutory rate					$ (2,085,850)	$ (697,766)
State tax provision/(benefit) net of federal benefit					(557,568)	(165,565)
Change in valuation allowance					2,496,515	929,294
True-Up & Deferred Adjustment					(73,814)
Change in tax rate					11,273	(19,027)
Other					209,444	(46,936)
Income tax provision/(benefit)